Transactions with related parties (Details) - SEK SEK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
The shareholder
Disclosure of transactions between related parties [line items]
Ownership interest	100.00%
Companies and organizations that are controlled through a common owner
Disclosure of transactions between related parties [line items]
Percentage of company's outstanding loan guaranteed	35.00%	36.00%
Remuneration to EKN for the guarantees paid	SEK 2	SEK 31
Credit facility	125,000	125,000
Parent
Disclosure of transactions between related parties [line items]
Interest expense	SEK 0	SEK 0